Capital and Leasing Commitments (Details 1) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Minimum Lease Payments Payable Under Noncancellable Operating Lease [Abstract]
Minimum lease payments payable under non-cancellable operating lease	$ 25,089	$ 23,966	$ 26,172	$ 26,353
Not later than one year [member]
Minimum Lease Payments Payable Under Noncancellable Operating Lease [Abstract]
Minimum lease payments payable under non-cancellable operating lease	9,618	9,472	9,594	8,952
Later than one year and not later than five years [member]
Minimum Lease Payments Payable Under Noncancellable Operating Lease [Abstract]
Minimum lease payments payable under non-cancellable operating lease	14,943	14,435	16,438	17,089
Later than five years [member]
Minimum Lease Payments Payable Under Noncancellable Operating Lease [Abstract]
Minimum lease payments payable under non-cancellable operating lease	$ 528	$ 59	$ 140	$ 312